Income Tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Line Items]
Prior year deferred tax impact	$ (10,718)	$ 15,269	$ (477)
Effective tax rate	15.30%	6.90%	32.00%
Deferred tax liabilities	$ 53	$ 309
Deferred tax assets	309,807	209,496
Tax losses expire	1,513,723
ICELAND
Disclosure of income tax [Line Items]
Tax losses expire	1,501,000
LUXEMBOURG
Disclosure of income tax [Line Items]
Tax losses expire	13,000
Other temporary differences
Disclosure of income tax [Line Items]
Deferred tax liabilities	3,562	2,935
Temporary differences
Disclosure of income tax [Line Items]
Deferred tax assets	$ 309,800	$ 209,500